Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015		Oct. 26, 2014
Consolidated Statements of Operations
Net sales	$ 9,523,224	$ 9,263,863		$ 9,316,256
Cost of products sold	7,365,049	7,455,282		7,751,273
GROSS PROFIT	2,158,175	1,808,581		1,564,983
Selling, general and administrative	871,974	743,611		650,948
Goodwill impairment charge	991	21,537		0
Equity in earnings of affiliates	38,685	23,887		17,585
OPERATING INCOME	1,323,895	1,067,320		931,620
Other income and expense:
Interest and investment income	6,191	2,934		3,236
Interest expense	(12,871)	(13,111)		(12,704)
EARNINGS BEFORE INCOME TAXES	1,317,215	1,057,143		922,152
Provision for income taxes	426,698	369,879		316,126
NET EARNINGS	890,517	687,264		606,026
Less: Net earnings attributable to noncontrolling interest	465	1,176		3,349
NET EARNINGS ATTRIBUTABLE TO HORMEL FOODS CORPORATION	$ 890,052	$ 686,088		$ 602,677
NET EARNINGS PER SHARE:
BASIC (in dollars per share)	$ 1.68	$ 1.30	[1]	$ 1.14	[1]
DILUTED (in dollars per share)	$ 1.64	$ 1.27	[1]	$ 1.12	[1]
WEIGHTED-AVERAGE SHARES OUTSTANDING:
BASIC (in shares)	529,290	528,143	[1]	527,624	[1]
DILUTED (in shares)	542,473	541,002	[1]	540,431	[1]

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.